Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	¥ 86,971,280	¥ 87,766,515
Commercial [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		84,821,880	85,111,432
Commercial [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,815,762	2,271,789
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		333,638	383,294
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	26,245	27,325
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		11,622	12,035
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,833	11,728
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,790	3,562
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	50,851,811	51,012,654
Commercial [Member] | Domestic [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		49,391,991	49,050,274
Commercial [Member] | Domestic [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,242,075	1,690,924
Commercial [Member] | Domestic [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		217,745	271,456
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,147,363	10,869,889
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,819,594	10,215,497
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		279,801	596,662
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		47,968	57,730
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	717,245	780,721
Commercial [Member] | Domestic [Member] | Construction [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		672,152	727,932
Commercial [Member] | Domestic [Member] | Construction [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		37,236	43,673
Commercial [Member] | Domestic [Member] | Construction [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,857	9,116
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,648,919	11,691,914
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		11,403,613	11,379,291
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		222,791	279,931
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		22,515	32,692
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	2,631,226	2,667,354
Commercial [Member] | Domestic [Member] | Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,436,489	2,467,540
Commercial [Member] | Domestic [Member] | Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		174,784	175,733
Commercial [Member] | Domestic [Member] | Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		19,953	24,081
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	7,638,786	7,970,959
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,240,801	7,518,383
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		329,249	374,706
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		68,736	77,870
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	5,208,441	4,812,349
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,199,889	4,800,281
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,654	10,923
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		898	1,145
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,510,366	1,551,204
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,465,652	1,491,093
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		34,542	48,153
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,172	11,958
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	8,754,992	8,937,934
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		8,610,464	8,780,517
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		119,581	120,466
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		24,947	36,951
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,594,473	1,730,330
Commercial [Member] | Domestic [Member] | Consumer [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,543,337	1,669,740
Commercial [Member] | Domestic [Member] | Consumer [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		36,437	40,677
Commercial [Member] | Domestic [Member] | Consumer [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		14,699	19,913
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	36,093,224	36,726,536
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		35,418,267	36,049,123
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		562,854	569,137
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		112,103	108,276
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	13,728,084	14,080,236
Residential [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		13,661,794	14,012,978
Residential [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		66,290	67,258
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	578,582	589,815
Card [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		516,983	528,108
Card [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		61,599	61,707
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1],[2]	9,607,563	9,060,459
FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated		689	953
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,752,021	4,360,445
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		15,540	14,238
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,699,698	4,509,044
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		51,948	59,890
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		88,356	116,842
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	6,010,537	5,605,650
Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,682,245	5,284,018
Krungsri [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		199,070	198,526
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		¥ 129,222	¥ 123,106

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥953 million and ¥689 million as of March 31, 2018 and 2019, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.